Schedule of Concentration Risk of Total Fleet Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	16.50%	13.40%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	14.40%	13.80%